UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04033

SIT MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:    March 31, 2014

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds II, Inc., is comprised of:

Sit Quality Income Fund (Series E)

Sit Tax-Free Income Fund (Series A)

Sit Minnesota Tax-Free Income Fund (Series B)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit Quality Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Asset-Backed Securities - 12.0%
Agency - 0.2%
196,977	FNMA REMICS, Series 2001-W2, Class AS5 [14]	6.47	10/25/31	206,113

Non-Agency - 11.8%
165,875	Ace Securities Corp. Home Equity Loan Trust Series 2004-SD1 [1]	0.64	11/25/33	162,675
306,096	Aegis Asset Backed Securities Trust, Series 2005-2, Class M1 [1]	0.57	6/25/35	301,416
114,150	Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class 1A5 [14]	5.66	4/28/39	113,863
1,008,289	Bear Stearns Asset Backed Securities Trust 2005-SD2, Class 1A2 [1]	0.62	3/25/35	1,006,151
71,424	Bear Stearns Asset Backed Securities Trust, Series 2005-SD2, Class 1A3 [1]	0.55	3/25/35	71,099
347,108	Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	5.01	8/25/32	346,549
310,000	Centex Home Equity Loan Trust, Series 2004-A, Class AF5 [14]	5.43	1/25/34	315,564
706,290	Centex Home Equity Loan Trust, Series 2004-D, Class AF4 [14]	4.68	6/25/32	728,383
278,963	CIT Home Equity Loan Trust 2003-1, Class A4 [14]	3.93	3/20/32	284,632
66,717	CIT Home Equity Loan Trust, Series 2003-1, Class A6 [14]	4.06	10/20/32	68,057
456,230	Citifinancial Mortgage Securities, Inc., Series 2003-1, Class AF5 [14]	4.78	1/25/33	468,312
129,934	Citifinancial Mortgage Securities, Inc., Series 2003-4, Class AF4 [14]	4.93	10/25/33	130,772
400,568	Citifinancial Mortgage Securities, Inc., Series 2004-1, Class AF3 [14]	3.77	4/25/34	407,477
21,637	Conseco Financial Corp., Series 1996-4, Class A6	7.40	6/15/27	21,809
103,303	Conseco Financial Corp., Series 1997-3, Class A6	7.32	3/15/28	110,094
100,197	Conseco Financial Corp., Series 1997-4, Class A7 [1]	7.36	2/15/29	103,986
165,105	Conseco Financial Corp., Series 1997-6, Class A7	7.14	1/15/29	172,459
292,902	Conseco Financial Corp., Series 1998-1, Class A6 [1]	6.33	11/1/29	303,066
297,264	Countrywide Asset-Backed Certificates, Series 2002-S2, Class A5 [14]	5.98	1/25/17	301,120
110,934	Countrywide Asset-Backed Certificates, Series 2004-15, Class AF4 [1]	4.61	12/25/32	109,931
448,731	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3 [14]	5.12	2/25/35	458,013
21,139	Deutsche Financial Capital Securitization LLC, Series 1998-I, Class A4	6.38	4/15/28	21,343
89,166	Deutsche Financial Capital Securitization, LLC, Series 1998-I, Class A3	6.10	4/15/28	89,896
577,346	First Alliance Mortgage Loan Trust, Series 1997-4, Class A2 [14]	7.63	4/20/29	586,213
334,206	First Franklin Mortgage Loan Trust, Series 2005-FF2, Class M2 [1]	0.81	3/25/35	333,811
24,004	Home Loan Trust, Series 1999-HI1, Class A6 [14]	7.58	9/25/29	24,014
500,000	HSBC Home Equity Loan Trust USA, Series 2007-2, Class A4 [1]	0.45	7/20/36	488,884
335,654	Irwin Home Equity Loan Trust, Series 2005-1, Class 2A3 [14]	5.32	6/25/35	329,269
977,705	Irwin Whole Loan Home Equity Trust 2003-B, Class M [1]	3.15	11/25/32	987,873
296,294	Irwin Whole Loan Home Equity Trust, Series 2003-D, Class M1 [1]	1.25	11/25/28	294,161
773,480	Irwin Whole Loan Home Equity Trust, Series 2005-C, Class 1M2 [14]	5.75	4/25/30	809,001
71,769	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class A3 [1]	0.39	12/25/35	71,634
272,582	Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1 [1]	0.60	8/25/35	268,614
65,396	New Century Home Equity Loan Trust, Series 2003-5, Class AI7 [1]	5.15	11/25/33	66,933
6,003	Park Place Securities, Inc., Series 2005-WCW1, Class A3D [1]	0.49	9/25/35	5,996
750,000	Popular ABS Mortgage Pass-Through Trust Series 2005-1, Class AF5 [14]	5.23	5/25/35	756,256
154,304	Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class AF4 [1]	4.63	9/25/34	155,825
298,795	Popular ABS Mortgage Pass-Through Trust, Series 2004-5, Class AF4 [1]	4.66	12/25/34	300,828
149,072	Residential Asset Mortgage Products Trust, Series 2003-RZ5, Class A7 [14]	5.47	9/25/33	154,134
13,257	Residential Asset Mortgage Products Trust, Series 2003-RZ3, Class A6 [14]	3.90	3/25/33	13,536
82,516	Residential Asset Mortgage Products Trust, Series 2004-RS12, Class A16	4.55	12/25/34	83,606
309,976	Residential Asset Securities Corp., Series 2004-KS2, Class AI4 [1]	4.18	12/25/31	312,968
97,290	Structured Asset Investment Loan Trust, Series 2005-4, Class M1 [1]	0.75	5/25/35	97,266
149,083	Vanderbilt Mortgage Finance, Series 2002-B, Class A4	5.84	2/7/26	151,643
52,101	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class AI6 [1]	5.00	10/25/34	52,514

				12,441,646

Total Asset-Backed Securities (cost: $12,632,612)				12,647,759

See accompanying notes to schedule of investments.
JUNE 30, 2014	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Collateralized Mortgage Obligations - 14.2%
Agency - 11.3%
254,302	FHLMC REMICS, Series 2631, Class LC	4.50	6/15/18	266,859
436,234	FHLMC REMICS, Series 2685, Class ND	4.00	10/15/18	456,140
898,235	FHLMC REMICS, Series 2770, Class TW	4.50	3/15/19	956,450
300,000	FHLMC REMICS, Series 2776, Class CG	5.00	4/15/19	325,771
70,568	FHLMC REMICS, Series 3634, Class EA	4.00	11/15/23	72,197
100,301	FHLMC REMICS, Series 3637, Class LJ	3.50	2/15/25	104,739
515,101	FHLMC REMICS, Series 3645, Class EH	3.00	12/15/20	533,659
130,157	FHLMC REMICS, Series 3711, Class AG	3.00	8/15/23	132,438
349,069	FHLMC REMICS, Series 3777, Class DA	3.50	10/15/24	367,816
416,579	FHLMC REMICS, Series 3815, Class BD	3.00	10/15/20	428,979
300,000	FHLMC, Series K501, Class A2	1.66	11/25/16	305,010
97,073	FNMA REMICS, Series 2001-53, Class GB	5.00	9/25/16	98,658
171,503	FNMA REMICS, Series 2002-94, Class HQ	4.50	1/25/18	179,425
230,975	FNMA REMICS, Series 2003-52, Class NA	4.00	6/25/23	244,812
225,722	FNMA REMICS, Series 2004-101, Class BH	5.00	1/25/20	238,891
338,018	FNMA REMICS, Series 2005-19, Class PA	5.50	7/25/34	370,345
207,562	FNMA REMICS, Series 2005-24, Class A	4.50	7/25/32	212,980
104,747	FNMA REMICS, Series 2005-68, Class PC	5.50	7/25/35	112,928
32,179	FNMA REMICS, Series 2007-100, Class ND	5.75	10/25/35	32,884
952,147	FNMA REMICS, Series 2008-18, Class NB	4.50	5/25/20	1,001,191
370,547	FNMA REMICS, Series 2008-65, Class CD	4.50	8/25/23	395,108
240,450	FNMA REMICS, Series 2009-70, Class A1	4.00	8/25/19	250,912
237,929	FNMA REMICS, Series 2009-71, Class MB	4.50	9/25/24	256,716
161,824	FNMA REMICS, Series 2009-76, Class MA	4.00	9/25/24	168,235
899,085	FNMA REMICS, Series 2009-87, Class A	4.50	12/25/38	940,976
272,529	FNMA REMICS, Series 2009-88, Class DA	4.50	10/25/20	288,618
1,080,769	FNMA REMICS, Series 2010-25, Class ND	3.50	3/25/25	1,126,138
177,097	FNMA REMICS, Series 2010-28, Class DA	5.00	9/25/28	188,375
395,785	FNMA REMICS, Series 2011-16, Class GE	2.75	3/25/26	406,407
150,003	FNMA REMICS, Series 2011-32, Class QD	3.50	10/25/28	152,382
118,939	FNMA REMICS, Series 2012-19, Class GH	3.00	11/25/30	123,351
251,195	GNMA, Series 2007-48, Class FM [1]	0.40	4/20/37	251,341
202,366	GNMA, Series 2009-10, Class PA	4.50	12/20/38	214,746
79,441	GNMA, Series 2010-108, Class BH	2.25	12/20/36	80,488
210,353	GNMA, Series 2010-61, Class DA	4.00	12/20/23	222,525
288,243	Vendee Mortgage Trust, Series 1993-1, Class ZB	7.25	2/15/23	332,403

				11,840,893

Non-Agency - 2.9%
48,277	Alternative Loan Trust, Series 2003-20CB, Class 1A2	5.50	10/25/33	49,762
70,489	American Home Mortgage Investment Trust, Series 2004-3, Class 6A4 [14]	5.01	10/25/34	71,249
44,681	Banc of America Mortgage Trust, Series 2004-3, Class 1A26	5.50	4/25/34	45,965
565,427	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-1, Class 2A3	4.75	10/25/18	569,048
164,990	GSR Mortgage Loan Trust 2005-5F, Class 8A1 [1]	0.65	6/25/35	159,437
81,437	Master Asset Securitization Trust, Series 2003-4, Class CA1	8.00	5/25/18	85,200
97,502	MASTR Alternative Loan Trust, Series 2003-4, Class 2A1	6.25	6/25/33	103,229
280,508	MASTR Alternative Loan Trust, Series 2003-5, Class 4A1	5.50	7/25/33	298,364
428,071	MASTR Alternative Loan Trust, Series 2003-8, Class 3A1	5.50	12/25/33	455,196
289,263	NovaStar Mortgage Funding Trust Series 2004-2, Class M2 [1]	1.17	9/25/34	285,905
66,863	RAAC Trust, Series 2004-SP3, Class AI5 [1]	4.89	12/25/32	68,413

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
135,886	Residential Asset Securitization Trust, Series 2003-A14, Class A1	4.75	2/25/19	139,338
53,379	Residential Funding Mortgage Securities I Trust, Series 2003-S13, Class A3	5.50	6/25/33	53,664
336,106	Sequoia Mortgage Trust, Series 2012-1, Class 2A1 [1]	3.47	1/25/42	340,577
63,232	Structured Asset Sec Corp. Mortgage Pass Through Certificates, Series 2003-16, Class A2	4.75	6/25/33	64,091
115,437	WaMu Mortgage Pass Through Certificates, Series 2002-AR2 Class A [1]	1.93	2/27/34	114,398
156,378	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 7A	5.50	8/25/19	161,557

				3,065,393

Total Collateralized Mortgage Obligations (cost: $14,875,327)				14,906,286

Corporate Bonds - 23.2%
750,000	Anheuser-Busch InBev Worldwide, Inc.	7.75	1/15/19	926,576
900,000	Archer-Daniels-Midland Co.	5.45	3/15/18	1,022,343
850,000	Atlantic City Electric Co.	7.75	11/15/18	1,039,921
600,000	Baker Hughes, Inc.	7.50	11/15/18	737,827
1,000,000	Bear Stearns Companies, LLC	4.65	7/2/18	1,101,399
150,000	Chittenden Corp. (Subordinated) [1]	0.91	2/14/17	148,794
300,000	Comerica Bank	8.38	7/15/24	300,784
1,000,000	GlaxoSmithKline Capital, Inc.	5.65	5/15/18	1,146,906
1,000,000	Halliburton Co.	5.90	9/15/18	1,163,462
1,500,000	HSBC USA Capital Trust III (Subordinated)	7.75	11/15/26	1,518,315
750,000	International Business Machines Corp.	7.63	10/15/18	927,315
1,000,000	Kimberly-Clark Corp.	7.50	11/1/18	1,233,366
850,000	Macy’s Retail Holdings, Inc.	7.88	8/15/36	934,439
1,250,000	Manufacturers & Traders Trust Co. [1]	5.59	12/28/20	1,303,141
958,348	Northwest Airlines 1999-2 Class A Pass Through Trust	7.58	3/1/19	1,080,538
770,553	Northwest Airlines 2002-1 Class G-2 Pass Through Trust	6.26	11/20/21	833,507
25,000	PartnerRe Finance A LLC	6.88	6/1/18	29,064
950,000	PepsiCo, Inc.	7.90	11/1/18	1,182,499
500,000	Principal Life Income Funding Trusts [1]	4.01	4/1/16	516,910
800,000	Prudential Financial, Inc. [1]	4.26	8/10/18	847,024
1,000,000	Puget Sound Energy, Inc.	6.74	6/15/18	1,175,551
500,000	Royal Bank of Canada	1.20	9/19/17	498,719
500,000	SBA Tower Trust [4]	2.24	4/16/18	496,110
1,300,000	Security Benefit Life Insurance Co. (Subordinated) [4]	8.75	5/15/16	1,422,585
202,126	Smith’s Food & Drug Centers, Inc. 1994-A3 Pass Through Trust [14]	9.20	7/2/18	232,788
444,619	Union Pacific Railroad Co. 1999 Pass Through Trust	7.60	1/2/20	522,498
800,000	Westar Energy, Inc.	8.63	12/1/18	1,024,785
1,000,000	Whitney National Bank	5.88	4/1/17	1,040,456

Total Corporate Bonds (cost: $24,347,255)				24,407,622

Foreign Government Bonds - 0.6%
500,000	Province of Nova Scotia Canada	9.50	2/1/19	655,639

(cost: $656,769)
Mortgage Pass-Through Securities - 7.8%
Federal Home Loan Mortgage Corporation - 3.4%
107,564	Freddie Mac	3.50	7/1/26	113,855
144,527	Freddie Mac	4.50	1/1/18	153,290
153,839	Freddie Mac	4.50	12/1/18	163,167
87,646	Freddie Mac	4.50	5/1/19	92,961
187,340	Freddie Mac	4.50	6/1/19	198,700

See accompanying notes to schedule of investments.
JUNE 30, 2014	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
144,646	Freddie Mac	4.50	6/1/19	153,417
183,549	Freddie Mac	4.50	1/1/21	195,012
121,950	Freddie Mac	4.50	12/1/21	129,561
174,970	Freddie Mac	4.50	10/1/23	189,570
205,591	Freddie Mac	4.50	7/1/26	218,406
133,302	Freddie Mac	5.00	3/1/18	141,500
117,313	Freddie Mac	5.00	10/1/18	124,535
145,021	Freddie Mac	5.00	8/1/19	155,048
54,067	Freddie Mac	5.00	10/1/25	59,833
161,648	Freddie Mac	5.50	9/1/17	171,678
190,682	Freddie Mac	5.50	4/1/19	202,743
80,579	Freddie Mac	5.50	10/1/19	86,274
148,132	Freddie Mac	5.50	12/1/20	158,157
127,079	Freddie Mac	5.50	1/1/21	136,287
245,864	Freddie Mac	5.50	3/1/21	266,120
135,223	Freddie Mac	5.50	3/1/21	146,396
94,916	Freddie Mac	5.50	10/1/21	101,761
61,406	Freddie Mac	6.00	8/1/16	63,251
97,277	Freddie Mac	6.00	9/1/23	109,252

				3,530,774

Federal National Mortgage Association - 3.8%
289,985	Fannie Mae	2.75	11/1/17	303,290
1,000,000	Fannie Mae	2.78	12/1/17	1,049,645
388,704	Fannie Mae	3.00	8/1/21	406,416
406,551	Fannie Mae	3.50	4/1/21	431,433
170,413	Fannie Mae	3.50	5/1/21	180,844
153,628	Fannie Mae	3.50	10/1/21	163,012
575,721	Fannie Mae	3.98	4/1/18	622,344
91,150	Fannie Mae	4.00	3/1/26	97,658
57,358	Fannie Mae	4.00	10/1/31	61,729
446,136	Fannie Mae	5.00	1/1/20	475,693
139,297	Fannie Mae	6.00	5/1/23	148,046
52,997	Fannie Mae	6.50	2/1/19	59,757

				3,999,867

Government National Mortgage Association - 0.6%
123,882	Ginnie Mae [1]	1.63	4/20/33	128,932
86,169	Ginnie Mae [1]	1.63	10/20/34	89,630
57,923	Ginnie Mae [1]	3.50	4/20/42	60,808
233,314	Ginnie Mae	5.00	9/15/24	249,758
80,061	Ginnie Mae	5.00	12/15/25	85,667

				614,795

Total Mortgage Pass-Through Securities (cost: $8,068,248)				8,145,436

Taxable Municipal Bonds - 7.6%
1,000,000	Academica Charter Schools [4]	7.93	8/15/19	1,001,900
390,000	Cleveland OH Airport System Revenue	5.24	1/1/17	410,229
540,000	Inland Valley Development Agency Tax Allocation	2.75	9/1/18	541,636
500,000	La Paz County Industrial Development Authority	2.75	3/1/15	503,240
650,000	Milwaukee Redevelopment Authority	3.00	8/1/18	661,310
1,000,000	Sandoval Co. Incentive Payment Rev. Ref.	1.95	6/1/18	1,004,330
295,000	Skagit County Public Hospital District No. 1	2.00	12/1/14	296,354

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit Quality Income Fund (Continued)

Principal Amount ($)/ Contracts	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
1,500,000	Skyway Concession Co. LLC 1, [4]	0.51	6/30/17	1,417,500
815,000	Texas Department of Housing & Community Affairs	4.80	7/1/19	841,879
250,000	Tucson AZ C.O.P. Series	1.68	7/1/17	249,870
1,000,000	Virginia Housing Development Authority	5.55	1/1/21	1,059,810

Total Taxable Municipal Bonds (cost: $7,922,910)				7,988,058

U.S. Treasury / Federal Agency Securities - 32.0%
Federal Farm Credit Banks - 0.1%
100,000	Federal Farm Credit Banks [1]	0.17	11/3/14	100,024

Other Federal Agency Securities - 2.6%
250,000	Ally Bank [12]	0.60	6/29/15	249,905
150,000	Bank of China, Ltd. [12]	0.50	7/17/14	150,003
100,000	Bank of China, Ltd. [12]	0.60	4/17/15	100,034
250,000	Beal Bank USA [12]	0.45	7/9/14	250,000
150,000	Discover Bank [12]	0.50	5/22/15	150,002
100,000	Discover Bank [12]	0.55	2/27/15	100,092
250,000	Firstbank Puerto Rico [12]	0.80	9/21/15	250,347
250,000	GE Capital Bank [12]	0.80	11/2/15	250,436
100,000	Goldman Sachs Bank [12]	0.70	2/6/15	100,115
750,000	Micron Semiconductor Asia Pte, Ltd. [12]	1.26	1/15/19	749,895
250,000	Sallie Mae Bank [12]	0.80	10/23/15	250,315
125,000	State Bank of India [12]	0.85	10/19/15	125,224

				2,726,368

U.S. Treasury Note - 29.3%
2,500,000	U.S. Treasury Note [1]	0.09	1/31/16	2,499,960
6,475,000	U.S. Treasury Note	0.25	9/15/14	6,477,279
9,000,000	U.S. Treasury Note	0.25	11/30/14	9,005,976
3,775,000	U.S. Treasury Note	0.25	4/15/16	3,766,299
6,000,000	U.S. Treasury Note	0.25	5/15/16	5,983,128
3,000,000	U.S. Treasury Note	0.63	7/15/16	3,009,141

				30,741,783

Total U.S. Treasury / Federal Agency Securities (cost: $33,562,455)				33,568,175

Put Options Purchased [10] - 0.0%
30	U.S. Treasury 5 Year Future Put Options: $118.50 strike, September 2014 expiration			5,625

Total Put Options Purchased (cost: $9,973)
Total Investments in Securities - 97.4% (cost: $102,075,549)				102,324,600

See accompanying notes to schedule of investments.
JUNE 30, 2014	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit Quality Income Fund (Continued)

Contracts	Name of Issuer	Fair Value ($)
Call Options Written [10] - 0.0%
(25)	U.S. Treasury 5 Year Future Call Options: $119.50 strike, September 2014 expiration	(11,719)

Total Call Options Written (premiums received: $7,899)
Other Assets and Liabilities, net - 2.6%		2,751,055

Total Net Assets - 100.0%		$105,063,936

[1]	Variable rate security. Rate disclosed is as of June 30, 2014.

[4]	144A Restricted Security. The total value of such securities as of June 30, 2014 was $4,338,095 and represented 4.1% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[12]	Certificate of Deposit. Investments up to $250,000 are insured by the Federal Deposit Insurance Corporation.

[10]	The amount of $500,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of June 30, 2014.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of June 30, 2014.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of June 30, 2014 were as follows:

Contracts	Type	Expiration Date	Notional Amount	Unrealized Appreciation
280	U.S. Treasury 2 Year Futures [10]	June 2014	$61,486,250	$68,662

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit Quality Income Fund (Continued)

A summary of the levels for the Fund’s investments as of June 30, 2014 is as follows (see notes to Schedule of Investments):

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted	Other Significant	Other Significant
	Price ($)	Observable Inputs ($)	Observable Inputs ($)	Total ($)

Assets
Asset-Backed Securities	—	12,647,759	—	12,647,759
Collateralized Mortgage Obligations	—	14,906,286	—	14,906,286
Corporate Bonds	—	24,407,622	—	24,407,622
Foreign Government Bonds	—	655,639	—	655,639
Mortgage Pass-Through Securities	—	8,145,436	—	8,145,436
Taxable Municipal Bonds	—	7,988,058	—	7,988,058
U.S. Treasury / Federal Agency Securities	—	33,568,175	—	33,568,175
Put Options Purchased	5,625	—	—	5,625
Futures	68,662	—	—	68,662

	74,287	102,318,975	—	102,393,262

Liabilities
Call Options Written	(11,719)	—	—	(11,719)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
JUNE 30, 2014	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Municipal Bonds - 89.5%
Alabama - 0.4%
400,000	Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth. Rev.	5.00	11/15/30	402,248
285,000	Pell City Special Care Facs. Finance Rev.	5.00	12/1/39	298,469

				700,717

Alaska - 1.7%
640,000	AK Hsg. Finance Corp. Mtg. Rev.	4.25	12/1/40	648,026
500,000	AK Hsg. Finance Corp. Mtg. Rev. (GO of Corp. Insured)	4.50	12/1/35	514,760
250,000	AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) 2, [5], 10	5.50	N/A	112,492
250,000	AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	5.00	4/1/33	267,532
500,000	Koyukuk Health Facility Rev. (Tanana Chief’s Conf. Health Care)	7.00	10/1/23	554,400
550,000	North Slope Borough Service Area Rev.	5.25	6/30/34	598,807

				2,696,017

Arizona - 2.2%
905,864	AZ Health Facs. Auth. Rev. (New Arizona Family Proj.)	5.25	7/1/27	983,886
150,000	Flagstaff Industrial Dev. Auth. Rev. (Sr. Living Community Proj.)	5.50	7/1/22	151,234
700,000	Phoenix Industrial Dev. Auth. Education Rev. (Legacy Schools Proj.) [4]	4.75	7/1/19	721,350
5,000	Pima Co. Industrial Dev. Auth. Education Rev. (AZ Charter Schools Proj.)	6.70	7/1/21	5,031
170,000	Pima Co. Industrial Dev. Auth. Education Rev. (Choice Education & Dev. Corp. Proj.)	6.00	6/1/16	173,191
400,000	Pima Co. Industrial Dev. Auth. Education Rev. (Coral Academy Science Proj.)	6.38	12/1/18	420,576
365,000	Pima Co. Industrial Dev. Auth. Education Rev. (Tucson Country Day School Proj.)	5.00	6/1/22	362,865
500,000	Quechan Indian Tribe of Fort Yuma Rev. (Tribal Economic Dev.)	9.75	5/1/25	565,345

				3,383,478

Arkansas - 0.3%
460,000	Rogers Rev. (Sales & Use Tax)	4.13	11/1/31	482,085

California - 11.1%
500,000	Agua Caliente Band of Cahuilla Indians Rev. [4]	6.00	7/1/18	491,570
250,000	CA Finance Auth. Rev. (Kern Regional Center Proj.) [9]	6.88	5/1/25	284,997
250,000	CA Finance Auth. Rev. (Mobile Home Park-Caritas Affordable Hsg.)	5.25	8/15/39	266,777
495,000	CA Govt. Finance Auth. Lease Rev. (Placer Co. Transportation Proj.)	6.00	12/1/28	495,792
240,000	CA Hsg. Finance Agy. Home Mtg. Rev.	5.20	8/1/28	244,798
500,000	CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	6.00	8/1/29	539,295
250,000	CA Statewide Communities Dev. Auth. Rev. (Lancer Plaza Proj.)	5.13	11/1/23	260,722
500,000	CA Statewide Communities Dev. Auth. Rev. (Provident Group - Pomona Property)	5.60	1/15/36	501,670
100,000	CA Statewide Communities Dev. Auth. Rev. (Sunedison Huntington Beach Solar Proj.)	6.00	1/1/21	103,992
100,000	CA Statewide Communities Dev. Auth. Rev. C.O.P. (Internext Group)	5.38	4/1/30	100,109
400,000	Carlsbad Unified School District G.O. Capital Appreciation [6]	6.13	8/1/31	331,140
500,000	Clovis Unified School District G.O. [6]	6.12	8/1/30	214,020
1,000,000	Colton Joint Unified School District G.O. (AGM Insured) [6]	5.80	8/1/35	738,460
250,000	Eden Township Hospital District C.O.P.	6.00	6/1/25	271,473
500,000	Encinitas Union School District G.O. Capital Appreciation [6]	6.75	8/1/35	412,185
500,000	Hartnell Community College G.O. [6]	7.00	8/1/34	386,150
1,250,000	Healdsburg Unified School District G.O. [6]	4.60	8/1/37	810,637
250,000	Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	6.75	8/1/40	274,580
1,100,000	Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	5.95	8/1/34	727,815
250,000	Marina Coast Water District Rev.	5.00	6/1/20	279,577
250,000	Martinez Unified School District G.O. [6]	6.13	8/1/35	288,150
1,000,000	Oak Grove School District G.O. [6]	6.96	6/1/41	180,550
2,100,000	Pittsburg CA Unified School District Rev. Capital Appreciation (AGM GO of District Insured) [6]	7.12	9/1/29	902,013
500,000	Placentia-Yorba Linda Unified School District C.O.P. Capital Appreciation (AGM Insured) [6]	6.25	10/1/28	498,715

See accompanying notes to schedule of investments.
8

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
600,000	Redondo Beach School District G.O. [6]	6.38	8/1/34	632,274
750,000	Reef-Sunset Unified School District (BAM Insured) [6]	4.85	8/1/38	511,080
350,000	Ripon Unified School District G.O. (BAM Insured) [6]	4.50	8/1/30	292,054
500,000	Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	0.72	6/1/39	407,310
1,000,000	San Bernardino City Unified School District G.O. Capital Appreciation (NATL-RE Insured) [6]	4.72	8/1/29	495,000
90,000	San Bernardino Joint Powers Financing Auth. Rev. (City Hall Proj.) (NATL-RE Insured)	5.60	1/1/15	89,043
350,000	San Gabriel Unified School District (BAM Insured) [6]	5.10	8/1/33	356,843
400,000	San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	5.00	6/1/39	436,964
250,000	South Bayside Waste Management Auth. Rev. (Shoreway Environmental)	6.25	9/1/29	286,050
350,000	Southwest Community Finance Auth. Rev. (Riverside Co. Proj.) [9]	6.00	5/1/24	403,445
515,000	Sulphur Springs Union School District C.O.P. Capital Appreciation (AGM Insured) [6]	6.50	12/1/37	552,219
500,000	Sutter Butte Flood Agency (BAM Insured)	4.00	10/1/38	486,965
600,000	Tracy Joint Unified School District G.O. Capital Appreciation [6]	7.30	8/1/41	342,540
500,000	Tustin Unified School District G.O. Capital Appreciation [6]	6.00	8/1/28	405,970
2,000,000	Twin Rivers Unified School District (BAM Insured) [6]	6.25	8/1/34	637,740
1,000,000	Upland Unified School District G.O. Capital Appreciation [6]	7.00	8/1/41	879,010
500,000	Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	6.13	8/1/34	373,920

				17,193,614

Colorado - 1.3%
250,000	CO Education & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	5.60	7/1/34	262,982
500,000	CO Education & Cultural Facs. Auth. Rev. Ref. (Vail Mountain School Proj.)	6.00	5/1/30	525,000
280,000	CO Hsg. Finance Auth. Single Family Mtg. Rev.	5.50	11/1/29	289,974
625,000	CO Hsg. Finance Auth. Single Family Mtg. Rev. (FHA Insured)	5.00	11/1/34	650,600
350,043	Lyons Rev. (Longmont Humane Society Proj.)	4.75	11/30/16	343,948

				2,072,504

Connecticut - 1.7%
1,000,000	CT Hsg. Finance Auth. Rev.	4.00	11/15/34	1,016,810
210,000	CT Hsg. Finance Auth. Rev.	5.15	11/15/34	217,701
500,000	CT Hsg. Finance Auth. Rev.	3.75	11/15/35	501,790
500,000	CT Hsg. Finance Auth. Rev. (GO of Auth.)	4.75	11/15/35	523,125
425,000	CT Hsg. Finance Auth. Rev. (GO of Auth.)	4.90	11/15/36	452,242

				2,711,668

Delaware - 0.2%
310,000	Millsboro Special Obligation Rev. (Plantation Lakes Dev. District)	5.45	7/1/36	256,612

Florida - 8.1%
385,000	Alachua County Health Facs. Auth. Rev. (Oak Hammock University)	8.00	10/1/32	456,148
500,000	Bay Co. Educational Facs. Rev. (Bay Haven Charter)	5.25	9/1/30	501,265
410,000	Boynton Beach Rev. (Charter Schools Boynton Beach, Inc.)	6.25	6/1/27	394,871
335,000	Capital Trust Agy. Rev. (Golf Villas, Rivermill, and Village Square Apartments Proj.) 2, [5,10]	4.75	N/A	190,860
1,000,000	Capital Trust Agy. Rev. (Golf Villas, Rivermill, and Village Square Apartments Proj.) 2, [5]	5.88	6/1/38	569,730
350,000	Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	6.50	5/15/20	351,823
250,000	Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	7.25	5/15/26	272,422
415,000	Collier Co. Industrial Dev. Auth. Rev. (NCH Healthcare System Proj.)	6.25	10/1/39	467,394
100,000	Fiddlers Creek Community Dev. District No. 2 Special Assessment Rev. 2, [5,10]	5.75	N/A	52,044
400,000	FL Dev. Fin. Corp. (Renaissance Charter School Proj.)	6.38	12/15/25	416,588
240,000	FL Hsg. Finance Corp. (GNMA/FNMA Collateralized)	5.00	7/1/26	252,950
265,000	FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	5.00	7/1/39	283,357
535,000	Gramercy Farms Community Dev. District Special Assessment [6]	3.24	5/1/39	70,818
500,000	Lake Ashton Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5,10]	5.00	N/A	164,900
250,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assesment Rev. (Country Club East Proj.)	6.70	5/1/33	264,475

See accompanying notes to schedule of investments.
JUNE 30, 2014	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
500,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assesment Rev. (Lakewood Center)	7.40	5/1/30	621,050
250,000	Lexington Oaks Community Dev. District Special Assessment Rev.	5.65	5/1/33	262,060
235,000	Long Lake Ranch Community Dev. District Special Assessment	5.63	5/1/24	235,684
500,000	Long Lake Ranch Community Dev. District Special Assessment	5.75	5/1/44	492,935
250,000	Magnolia Creek Community Dev. District Rev. 2, [5,10]	5.60	N/A	86,282
230,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5,10]	5.00	N/A	2
115,000	New River Community Dev. District Cap. Improvement Special Assessment Rev.	5.00	5/1/15	114,090
275,000	New River Community Dev. District Cap. Improvement Special Assessment Rev.	5.00	5/1/18	195,126
350,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [6]	5.75	5/1/38	245,875
135,000	New River Community Dev. District Cap. Improvement Special Assessment Rev.	5.75	5/1/38	134,174
550,000	Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	5.00	8/1/34	590,067
250,000	Palm Beach Co. Health Facs. Auth. Rev. (Sinai Residences Boca Raton Proj.)	6.00	6/1/21	262,523
250,000	Palm Beach Co. Health Facs. Auth. Rev. (Sinai Residences Boca Raton Proj.)	6.25	6/1/23	264,690
500,000	Port St. Lucie Research Foundation Rev. (Vaccine Gene Therapy Inst.)	5.00	5/1/33	526,835
750,000	Sarasota Co. Health Facs. Auth. Retirement Rev. (Village on the Isle)	5.50	1/1/27	796,253
500,000	Seminole Tribe Special Obligation Rev. [4]	5.50	10/1/24	542,790
250,000	Seven Oaks Community Dev. District Special Assessment Rev.	5.50	5/1/33	257,678
250,000	Silverleaf Community Dev. District Special Assessment.	6.75	5/1/44	260,905
615,000	Tallahassee Health Facs. Rev. (Memorial Health Care Proj.)	6.38	12/1/30	617,011
295,000	Tolomato Community Dev. District Special Assessment 2,[5]	6.38	5/1/17	181,841
105,000	Tolomato Community Dev. District Special Assessment 2,[5]	6.38	5/1/17	1
65,000	Tolomato Community Dev. District Special Assessment	6.38	5/1/17	64,128
5,000	Tolomato Community Dev. District Special Assessment 2,[5]	6.38	5/1/17	5,034
40,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/39	29,290
85,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	50,711
45,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	19,872
500,000	Viera East Community Dev. District Special Assessment Rev.	5.00	5/1/26	492,085
10,000	Waters Edge Community Dev. District Cap. Improvement Rev.	5.35	5/1/39	10,017
555,000	Waters Edge Community Dev. District Cap. Improvement Rev. [6]	6.60	5/1/39	342,513
450,000	Zephyr Ridge Community Dev. District Special Assessment Rev. 2, [5,10]	5.25	N/A	177,034

				12,588,201

Georgia - 2.5%
1,240,000	East Point Tax Allocation	8.00	2/1/26	1,242,827
1,280,000	GA Housing & Finance Authority Rev.	3.80	12/1/37	1,276,032
1,000,000	GA Housing & Finance Authority Rev.	4.00	12/1/37	1,005,720
300,000	GA State Environmental Loan Acquisition Corp. Rev.	5.13	2/15/31	328,962

				3,853,541

Idaho - 1.4%
500,000	ID Health Facs. Authority Rev. (Terraces Boise Proj.)	6.00	10/1/21	504,200
250,000	ID Health Facs. Authority Rev. (Terraces Boise Proj.)	7.00	10/1/24	260,355
250,000	ID Health Facs. Authority Rev. (Terraces Boise Proj.)	7.38	10/1/29	257,845
570,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Compass Public Charter School Proj.)	5.50	7/1/30	570,285
500,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Idaho Arts Charter School Proj.)	5.75	12/1/32	514,755

				2,107,440

Illinois - 7.5%
500,000	Bellwood G.O.	5.88	12/1/27	482,665
500,000	Bureau Co. Township High School Dist. No. 502 G.O. (BAM Insured)	6.25	12/1/33	605,040
400,000	Chicago Motor Fuel Tax Revenue Rev. (AMBAC Insured)	5.25	1/1/28	401,248
375,000	Chicago Board of Education G.O.	5.50	12/1/39	394,072
500,000	Chicago Midway Airport Rev. (Second Lien)	5.25	1/1/35	550,350
1,000,000	Dekalb, Kane & Lasalle Counties Comm. College Dist. No. 523 G.O. Capital Appreciation [6]	6.58	2/1/30	442,320

See accompanying notes to schedule of investments.
10

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
265,000	IL C.O.P. (NATL-RE Insured)	5.80	7/1/17	265,527
300,000	IL Fin. Auth. Rev. (Lutheran Home & Services)	5.50	5/15/27	312,420
750,000	IL Fin. Auth. Rev. (Noble Network Charter Schools) (ACA Insured)	5.00	9/1/27	754,972
500,000	IL Fin. Auth. Rev. (Peace Village)	5.25	8/15/23	514,575
250,000	IL Fin. Auth. Rev. (Tabor Hills Living Proj.)	5.25	11/15/36	254,165
370,000	IL Fin. Auth. Rev. (UNO Charter School Network)	6.88	10/1/31	420,827
1,000,000	IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	6.25	12/1/38	600,660
500,000	IL Fin. Auth. Sports Facs. Rev. (United Sports Organizations of Barrington Proj.) 2, [4,5]	6.13	10/1/27	36,425
500,000	IL Fin. Auth. Sports Facs. Rev. (United Sports Organizations of Barrington Proj.) 2, [4,5]	6.25	10/1/37	36,425
300,000	IL G.O.	5.25	2/1/31	326,364
250,000	IL G.O.	5.50	7/1/33	275,930
380,000	IL Housing Dev. Auth. (AMBAC GO of Authority Insured)	4.50	7/1/47	381,307
350,000	IL Housing Dev. Auth. Rev. (Evergreen Towers)	4.95	7/1/34	371,126
770,000	IL Sports Facs. Auth. (AMBAC Insured)	5.00	6/15/32	770,485
250,000	Lake Co. Community Consolidated School District No. 50 Woodland G.O.	5.63	1/1/26	286,127
40,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.)	6.38	1/1/15	23,999
1,000,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.) 2, [5]	5.25	1/1/36	365,260
335,000	Macon & Moultrie Counties Community Unit School District No. 3 Mt Zion G.O.	5.50	12/1/41	381,722
250,000	Macon County School District No. 61 Decatur G.O. (AGM Insured)	5.25	1/1/37	270,265
1,921,000	Malta Tax Allocation Rev. 2, [5]	5.75	12/30/25	993,061
818,000	Manhattan Special Service Area Special Tax No. 07-6 (Groebe Farm-Stonegate) 2, [5]	5.75	3/1/22	159,674
545,000	Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program)	7.00	10/1/22	446,807
250,000	West Chicago Park District G.O. (AGM Insured)	5.25	12/1/29	268,115
685,000	Westmont Park District G.O. [6]	6.03	12/1/32	247,895

				11,639,828

Indiana - 2.7%
700,000	Carmel Multifamily Hsg. Rev. (Barrington Carmel Proj.)	6.00	11/15/22	746,389
300,000	Damon Run Conservancy Dist. G.O. (St Intercept Insured)	6.10	7/1/25	322,611
385,000	Hammond Local Public Improvement Bond Bank	6.50	8/15/25	391,707
250,000	Hammond Local Public Improvement Bond Bank	6.50	8/15/30	253,732
275,000	IN Finance Auth. Rev. (BHI Senior Living)	5.88	11/15/41	301,221
400,000	IN Finance Auth. Rev. (BHI Senior Living)	6.00	11/15/41	441,912
500,000	IN Finance Auth. Rev. (Community Foundation of Northwest Indiana)	5.00	3/1/41	520,970
350,000	IN Finance Auth. Rev. (Educational Facility Indianapolis)	4.00	2/1/31	352,502
300,000	IN Health & Educational Fac. Fin. Auth. Rev. (Clarian Health Obligation)	5.00	2/15/39	305,325
210,000	IN Health & Educational Fac. Fin. Auth. Rev. (Schneck Memorial Hospital)	5.25	2/15/30	213,616
250,000	St. Joseph Co. Health Facs. Rev. (Holy Cross Village) [1]	6.25	5/15/39	255,638
340,555	St. Joseph Co. Hospital Auth. Health Facs. Rev. (Madison Center) 2, [5]	5.25	2/15/28	28,089

				4,133,712

Iowa - 0.9%
500,000	IA Fin. Auth. Health Care Facs. Rev. (Genesis Health System)	5.50	7/1/33	568,790
500,000	IA Fin. Auth. Midwestern District Rev. (Iowa Fertilizer Co. Proj.)	5.50	12/1/22	521,240
250,000	IA Student Loan Liquidity Corp. Rev.	5.80	12/1/31	264,605

				1,354,635

See accompanying notes to schedule of investments.
JUNE 30, 2014	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Kansas - 0.9%
380,000	Wichita Health Care Facs. Rev. (Larksfield Place)	7.13	12/15/36	404,157
500,000	Wichita Health Care Facs. Rev. (Presbyterian Manors, Inc.)	6.25	5/15/34	514,290
500,000	Wyandotte Co./Kansas City Board of Public Utility Rev. (Office Building Complex) (NATL-RE Insured)	5.00	5/1/21	501,845

				1,420,292

Kentucky - 0.3%
425,000	Pikeville Hospital Rev. Ref. (Pikeville Medical Center)	6.50	3/1/41	482,639

Louisiana - 1.9%
98,226	Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev. (GNMA/FHLMC Collateralized)	5.00	11/1/40	99,946
365,000	Jefferson Parish Finance Auth. Single Family Mtg. Rev. (GNMA/FHLMC Collateralized)	5.00	6/1/38	380,392
150,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program) (GNMA/FHLMC Collateralized)	6.00	12/1/28	157,246
715,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program) (GNMA/FHLMC Collateralized)	5.70	12/1/38	760,224
320,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Mtg. Backed Sec. Prog.) (GNMA/FHLMC Collateralized)	4.60	6/1/29	343,613
250,000	LA Public Facs. Auth. Rev. (Belle-Chase Educational Foundation Proj.) (NATL-RE Insured)	6.50	5/1/31	271,165
705,000	LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	0.85	2/15/36	612,906
250,000	LA Tobacco Settlement Financing Corp. Rev.	5.50	5/15/30	273,970
59,000	Lafayette Public Finance Auth. Single Family Mortgage-Backed Rev. (GNMA/FHLMC Collateralized)	5.35	1/1/41	60,387

				2,959,849

Maine - 0.8%
500,000	ME Health & Higher Educational Facs. Auth. Rev. (ME General Medical Center)	7.50	7/1/32	579,490
500,000	ME Hsg. Auth. Rev.	3.60	11/15/36	473,430
250,000	ME Hsg. Auth. Rev.	4.50	11/15/37	259,895

				1,312,815

Maryland - 0.7%
235,000	MD Community Dev. Administration Rev.	5.13	9/1/30	254,115
900,000	Montgomery Co. Housing Opportunites Commission Rev.	4.00	7/1/38	890,406

				1,144,521

Massachusetts - 2.3%
340,000	MA Education Finance Auth. Education Rev.	5.15	1/1/26	352,631
250,000	MA Housing Finance Agy. Rev.	4.75	6/1/35	262,615
1,250,000	MA Housing Finance Agy. Rev.	3.45	12/1/37	1,167,762
500,000	MA Housing Finance Agy. Rev. (FHA Insured)	5.30	12/1/38	539,405
1,250,000	MA Housing Finance Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.90	12/1/38	1,219,162

				3,541,575

Michigan - 2.4%
185,000	Allen Academy Rev.	5.25	6/1/17	188,395
975,000	MI Hospital Finance Auth. Rev. Ref. (Presbyterian Village)	5.25	11/15/25	975,185
250,000	MI Hsg. Dev. Auth. (GO of Authority Insured)	4.63	10/1/41	256,455
500,000	MI Public Education Facs. Auth. Ltd. Rev. Ref. (Nataki Talibah Proj.) (Q-SBLF Insured)	6.25	10/1/23	480,945
270,000	MI Public Education Facs. Auth. Rev. Ref. (Bradford Proj.) [4]	6.00	9/1/16	175,511
280,000	MI Tobacco Settlement Finance Auth. Sr. Rev.	5.13	6/1/22	244,835
300,000	Oakland County Economic Development Corp. Rev. (Roman Catholic Archdiocese Proj.)	6.50	12/1/20	319,023
250,000	Saline Economic Dev. Corp. Rev. (Evangelical Homes Proj.)	5.25	6/1/32	252,488
250,000	Universal Academy Michigan Public School Rev.	6.50	12/1/23	254,738
500,000	Wyoming Sewer District Rev. (NATL-RE Insured)	5.00	6/1/27	518,305

				3,665,880

See accompanying notes to schedule of investments.
12

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Minnesota - 1.7%
1,862,044	Intermediate School District 287 Lease Rev.	5.30	11/1/32	1,882,675
250,000	MN Hsg. Fin. Agy. Mtg. Rev. (Mtg. Backed Securities Program) (GNMA/FNMA Collateralized)	4.40	7/1/32	264,220
445,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	468,643

				2,615,538

Mississippi - 0.4%
500,000	D’Iberville Tax Increment Rev. (Gult Coast Promenade Proj.)	4.75	4/1/33	505,135
110,000	MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	6.75	6/1/39	111,014

				616,149

Missouri - 1.0%
500,000	Chillicothe Tax Increment Rev. (South U.S. 65 Proj.)	5.63	4/1/27	445,290
400,000	Kansas City Industrial Dev. Auth. Rev. (Kansas City Pkg. LLC)	5.45	9/1/23	419,440
320,000	Kirkwood Industrial Dev. Auth. Rev. (Aberdeen Heights)	8.00	5/15/21	375,789
473,793	Moberly Industrial Dev. Auth. (Annual Appropriation Proj.) 2, [5]	6.00	9/1/24	32,867
250,000	St. Louis Co. Industrial Dev. Auth. Rev. (Nazareth Living Center)	5.88	8/15/32	251,865

				1,525,251

Montana - 0.8%
440,000	MT Board of Housing Single Family Rev. (FHA Insured)	3.75	12/1/38	439,991
170,000	MT Board of Housing Single Family Rev. (GO of BRD Insured)	4.70	12/1/26	176,064
559,995	MT Facs. Finance Auth. Rev. (Great Falls Pre-Release Services Proj.)	5.08	4/1/21	609,431

				1,225,486

Nebraska - 0.1%
410,000	Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) 2, [5,10]	5.13	N/A	190,945

Nevada - 0.7%
750,000	Las Vegas Redev. Agy. Tax Allocation Rev.	7.50	6/15/23	876,105
180,000	NV Hsg. Dev. Single Family Mtg. Program Mezzanine (GNMA/FNMA/FHLMC Collateralized)	5.10	10/1/40	188,482

				1,064,587

New Hampshire - 0.9%
890,000	Manchester Hsg. & Redev. Auth. Rev. (ACA Insured)	6.75	1/1/15	889,217
400,000	NH Health & Educ. Facs. Auth. Rev. (Wentworth Douglas Hospital)	6.00	1/1/34	439,884

				1,329,101

New Jersey - 1.5%
300,000	Burlington Co. Bridge Commission Rev. (The Evergreens Proj.)	5.63	1/1/38	302,604
450,000	NJ Economic Dev. Auth. Rev. Ref. (United Methodist Home Obligation)	5.00	7/1/34	467,856
150,000	NJ Higher Education Assistance Auth. Student Loan Rev.	5.00	12/1/28	161,580
505,000	NJ Hsg. & Mtg. Finance Agy. Rev.	5.05	10/1/39	527,270
550,000	NJ Hsg. & Mtg. Finance Agy. Rev. (Mciver Homes Hsg. Proj.) (FHLMC Collateralized)	3.60	1/1/30	525,376
400,000	NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	4.50	10/1/30	423,044

				2,407,730

New Mexico - 1.4%
465,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (FHA Insured)	3.90	9/1/42	451,799
305,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.80	9/1/29	322,611
270,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.35	9/1/30	285,849
595,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.25	9/1/34	630,599
495,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.13	9/1/42	498,054

				2,188,912

See accompanying notes to schedule of investments.
JUNE 30, 2014	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
New York - 3.9%
250,000	Albany Capital Resource Corp. Rev. (The College of Saint Rose)	5.63	7/1/31	273,005
350,000	Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	4.00	7/1/33	358,799
250,000	New York City Housing Development Corp. Multifamily Mtg. Rev.	4.60	11/1/36	260,095
500,000	New York City Housing Development Corp. Rev.	3.80	11/1/37	487,870
750,000	New York City Municipal Water Finance Authority	5.00	6/15/38	829,785
500,000	NY Mortgage Agency Rev.	3.70	10/1/38	485,915
415,000	NY Mortgage Agency Rev.	4.13	10/1/40	421,092
200,000	NY Mortgage Agency Rev.	3.75	10/1/42	191,246
480,000	NY Mortgage Agency Rev.	4.75	10/1/42	500,803
200,000	NY State Dormitory Auth. Rev. Ref. (Miriam Osborne Memorial Home)	5.00	7/1/42	209,356
590,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	3.75	11/1/37	573,852
400,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	4.88	11/1/42	421,780
1,000,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (SOYMNA Insured)	4.10	5/1/48	1,000,680

				6,014,278

North Dakota - 0.3%
500,000	ND Housing Finance Agency Rev.	5.00	7/1/33	541,735

Ohio - 1.4%
815,000	Cleveland-Cuyahoga Co. Port Auth. Dev. Rev. (St. Clarence Proj.)	6.00	5/1/21	814,927
666,600	Cuyahoga Co. Hsg. Mtg. Sr. Rev. (R H Myers Apts. Proj.) (GNMA Collateralized)	5.70	3/20/42	710,336
550,000	Lucas Co. Hospital Rev. (Promedica Health Care Proj.)	6.50	11/15/37	661,160

				2,186,423

Oklahoma - 0.6%
300,000	Citizen Potawatomi Nation Sr. Obligation Tax Rev.	6.50	9/1/16	293,745
525,000	Fort Sill Apache Tribe Economic Dev. Auth. [4]	8.50	8/25/26	609,331

				903,076

Oregon - 1.3%
350,000	Clackamas Co. Hsg. Auth. Rev. (Easton Ridge Apts. Proj.)	3.50	9/1/33	336,245
250,000	Forest Grove Rev. (Campus Improvement-Pacific Unv. Proj.)	5.25	5/1/34	269,957
485,000	OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	4.00	7/1/38	485,000
350,000	Port of Morrow G.O.	4.00	6/1/32	328,209
315,000	Western Generation Agy. Rev. (Wauna Cogeneration Proj.)	5.00	1/1/21	319,186
300,000	Western Generation Agy. Rev. (Wauna Cogeneration Proj.)	5.00	1/1/21	301,032

				2,039,629

Pennsylvania - 3.2%
225,000	Allegheny Co. Industrial Dev. Auth. Charter School Rev. (Propel Charter-McKeesport)	5.90	8/15/26	235,145
480,000	Butler Co. General Authority Rev. (School District Proj.) (AGM GO of District) [1]	0.86	10/1/34	373,493
250,000	Central Bradford Progress Auth. Rev. (Guthrie Healthcare System)	5.50	12/1/31	292,195
250,000	Erie Co. Hospital Auth. Rev. (St. Vincent Health Center Proj.)	7.00	7/1/27	262,575
600,000	Geisinger Auth. Health System Rev. (Geisinger Health System Proj.) [1]	0.92	5/1/37	461,700
245,000	Lehigh Co. General Purpose Auth. Rev. (Saint Luke’s Bethlehem) [1]	1.17	8/15/42	177,177
500,000	Luzerne Co. G.O. (AGM Insured)	7.00	11/1/26	574,330
500,000	PA Hsg. Finance Agy. Rev. (GO of Agency Insured)	4.63	10/1/29	523,405
180,000	PA Hsg. Finance Agy. Single Family Mtg. Rev. (GO of Agency Insured)	4.75	10/1/39	187,335
500,000	PA Turnpike Commission Rev. Capital Appreciation [6]	5.13	12/1/35	494,540
1,250,000	PA Turnpike Commission Rev. Capital Appreciation [6]	5.00	12/1/38	1,096,850
250,000	Philadelphia Authority for Industrial Dev. Rev. (Tacony Academy Charter School Proj.)	6.13	6/15/23	256,308

				4,935,053

See accompanying notes to schedule of investments.
14

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Puerto Rico - 1.0%
500,000	Puerto Rico Electric Power Auth. Rev. [1]	0.84	7/1/25	204,945
335,000	Puerto Rico Ind. Medical & Environmental Pollution Control Facs. Fing. Auth. Rev. (American Home Proj.) [1]	5.10	12/1/18	341,744
250,000	Puerto Rico Public Improvement G.O. (AGM Insured)	5.50	7/1/27	256,198
300,000	Puerto Rico Sales Tax Financing Corp. Rev.	6.00	8/1/39	253,287
250,000	Puerto Rico Sales Tax Financing Corp. Rev.	5.25	8/1/40	221,823
500,000	Puerto Rico Sales Tax Financing Corp. Rev. [1]	1.08	8/1/57	307,675

				1,585,672

Rhode Island - 0.5%
250,000	RI Health & Edl. Building Corp. Hosp. Fing. Rev. (Lifespan Obligation Group) (NATL-RE Insured)	5.25	5/15/26	250,293
230,000	RI Hsg. & Mortgage Finance Corp. Rev.	3.45	4/1/35	212,267
250,000	RI Hsg. & Mortgage Finance Corp. Rev.	3.90	10/1/37	240,000

				702,560

South Carolina - 0.8%
370,000	SC Education Assistance Auth. Student Loan Rev.	5.10	10/1/29	395,597
76,190	SC Jobs Economic Dev. Auth. Health Care Facs. Rev. (Woodlands at Furman Proj.) [6]	0.04	11/15/47	3,045
250,000	SC Public Service Auth. Rev. (Santee Cooper)	5.00	12/1/38	272,435
500,000	SC Public Service Auth. Rev. (Santee Cooper)	5.75	12/1/43	578,725

				1,249,802

Tennessee - 0.5%
495,000	Metro Govt. Nashville & Davidson Co. Health & Education Facs. Rev. (Prestige Proj.) 2, [5]	7.50	12/20/40	296,995
1,850,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	5.35	1/1/19	92,482
7,875,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	5.55	1/1/29	393,671
1,630,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	6.00	1/1/29	16

				783,164

Texas - 6.9%
1,000,000	Arlington Higher Education Finance Corp., Education Rev. (Arlington Classics Academy)	7.00	8/15/28	1,060,510
250,000	Bexar Co. Hsg. Fin. Corp. Rev. (Dymaxion & Marbach Park Apts. Proj.) (NATL-RE Insured)	6.10	8/1/30	250,942
1,000,000	Bexar Co. Rev. (Venue Proj.)	5.00	8/15/39	1,060,190
500,000	Dallas/Fort Worth International Airport Rev. (JT Improvement)	5.25	11/1/37	558,595
1,639,349	Galveston Cnty Municipal Utility Dist. No. 52 BANS Series 2014A [10]	6.50	2/15/99	1,307,873
600,000	Harris Co. Cultural Education Facs. Finance Corp. Rev. (Space Center Houston Proj.) [4]	6.75	8/15/21	663,096
360,000	Harris Co. Housing Finance Corp. Rev. (FHA/VA/VEREX Mtgs.) [6]	10.34	10/15/15	311,396
250,000	Houston Hotel Occupancy Tax Rev. ( Convention & Entmt. Facs.)	5.00	9/1/28	250,832
500,000	New Hope Cultural Education Facs. Corp. Rev. (Collegiate Hsg. Corpus Christi)	5.00	4/1/34	510,020
500,000	Newark Cultural Education Facs. Finance Corp. Rev. (A.W. Brown-Fellowship Leadership)	6.00	8/15/32	519,285
400,000	Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	6.13	11/15/20	402,448
250,000	Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	7.50	11/15/34	257,965
300,000	Red River Health Facs. Dev. Corp. Rev. (Wichita Falls Retirement Foundation)	5.50	1/1/32	303,120
250,000	Tarrant Co. Cultural Education Facs. Fin. Rev. (Mirador Proj.)	7.75	11/15/19	248,455
100,000	Texas State Turnpike Auth. Rev. Capital Appreciation (AMBAC Insured) [6]	6.07	8/15/32	33,862
550,000	Texas State Turnpike Auth. Rev. Capital Appreciation (AMBAC Insured) [6]	6.08	8/15/33	175,093
250,000	Texas State Turnpike Auth. Rev. Capital Appreciation (AMBAC Insured) [6]	6.02	8/15/37	62,350
40,000	Travis Co. Health Facs. Dev. Corp. Rev. (First Mortgage - Longhorn Village Proj.)	5.50	1/1/17	40,072
500,000	Travis Co. Health Facs. Dev. Corp. Rev. (First Mortgage - Longhorn Village Proj.)	6.00	1/1/22	533,175
250,000	Travis Co. Health Facs. Dev. Corp. Rev. (Westminster Manor)	6.25	11/1/16	250,565
500,000	TX Grand Parkway Transportation Corp. Rev. [6]	5.50	10/1/35	349,530
500,000	TX Municipal Gas Acquisition & Supply Corp. I Sr. Lien Rev. [1]	1.61	12/15/26	451,155

See accompanying notes to schedule of investments.
JUNE 30, 2014	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
300,000	TX Municipal Gas Acquisition & Supply Corp. II Rev. [1]	1.03	9/15/27	265,872
750,000	TX Private Activity Surface Transportation Corp. Rev. (LBJ Infrastructure)	7.50	6/30/33	920,655

				10,787,056

Utah - 0.7%
400,000	UT Charter School Finance Auth. Rev. (Entheos Academy)	6.50	10/15/33	420,676
255,000	UT Hsg. Corp. Single Family Mtg. Rev.	5.75	1/1/33	278,197
425,000	UT Hsg. Corp. Single Family Mtg. Rev.	4.60	7/1/34	442,170

				1,141,043

Virginia - 2.7%
500,000	Farms New Kent Community Dev. Auth. Special Assessment 2, [5]	5.13	3/1/36	264,260
525,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	3.88	1/1/38	522,989
550,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.80	7/1/38	590,634
500,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.75	10/1/38	533,350
500,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.75	10/1/38	533,350
500,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	5.10	10/1/38	539,035
400,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	4.13	7/1/33	412,600
500,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	5.00	12/1/39	524,390
250,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.) (GO of Auth. Insured)	4.60	12/1/38	262,453

				4,183,061

Washington - 2.3%
275,000	Kalispel Tribe Indians Priority District Rev.	6.20	1/1/16	273,094
200,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Emerald Heights Proj.)	5.00	7/1/33	211,892
500,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.50	12/1/33	498,590
400,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Non-profit Hsg.)	6.00	10/1/22	432,356
300,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Rockwood Retmnt Cmnyts Proj.) [4]	6.00	1/1/24	313,017
650,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Skyline at First Hill Proj.)	5.25	1/1/17	652,867
1,000,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Skyline at First Hill Proj.)	5.63	1/1/27	965,640
230,000	WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA Collateralized)	4.60	10/1/33	243,103

				3,590,559

West Virginia - 0.2%
250,000	WV Hsg. Dev. Fund Rev.	4.50	11/1/31	265,698

Wisconsin - 2.1%
250,000	WI General Fund Rev. Appropriation Rev.	6.00	5/1/27	298,960
500,000	WI Health & Education Facs. Auth. Rev. (Three Pillars Senior Living)	5.00	8/15/43	515,115
250,000	WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.)	7.00	6/1/20	289,458
500,000	WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.)	8.25	6/1/46	584,735
340,000	WI Public Finance Auth. Rev. (Horizon Academy West Charter School)	5.25	9/1/22	335,978
500,000	WI Public Finance Auth. Rev. (Rose Villa Proj.)	5.00	11/15/24	499,170
250,000	WI Public Finance Auth. Rev. (Roseman University Health Sciences)	5.00	4/1/22	260,080
500,000	WI Public Finance Auth. Rev. (Roseman University Health Sciences)	5.50	4/1/32	510,705

				3,294,201

Wyoming - 1.3%
650,000	WY Community Dev. Auth. Rev.	3.75	12/1/32	652,788
1,000,000	WY Community Dev. Auth. Rev.	4.25	12/1/37	1,020,390
425,000	WY Community Dev. Auth. Rev.	4.05	12/1/38	421,727

				2,094,905

Total Municipal Bonds (cost: $153,425,688)				139,163,237

See accompanying notes to schedule of investments.
16

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit Tax-Free Income Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Closed-End Mutual Funds - 5.9%
49,700	BlackRock Long-Term Municipal Advantage Trust (BTA)	561,113
6,200	BlackRock Municipal Income Trust (BFK)	85,064
54,000	BlackRock MuniHoldings Florida Insured Fund (MFL)	749,520
7,000	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	92,750
47,500	BlackRock MuniYield Florida Fund (MYF)	697,775
70,100	BlackRock MuniYield Insured Fund (MYI)	968,081
23,000	BlackRock MuniYield Michigan Insured Fund II (MYM)	298,310
193,000	DWS Municipal Income Trust (KTF)	2,632,520
18,400	Invesco Municipal Opportunity Trust (VMO)	231,840
35,700	Invesco Van Kampen Advantage Muni Income Trust (VKI)	405,195
36,123	Managed Duration Investment Grade Municipal Fund (MZF)	497,775
21,500	Nuveen Premier Municipal Income Fund (NPF)	293,045
114,332	Nuveen Premium Income Fund (NPM)	1,582,355

Total Closed-End Mutual Funds (cost: $8,413,114)		9,095,343

Short-Term Securities - 4.9%
7,568,753	Dreyfus Tax-Exempt Cash Management Fund, 0.004%
Total Short-Term Securities (cost: $7,568,753)		7,568,753

Total Investments in Securities - 100.3% (cost: $169,407,555)		155,827,333
Other Assets and Liabilities, net - (0.3%)		(422,947)

Total Net Assets - 100.0%		$155,404,386

[1]	Variable rate security. Rate disclosed is as of June 30, 2014.

[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of June 30, 2014 was $4,430,390 and represented 2.9% of net assets.

[4]	144A Restricted Security. The total value of such securities as of June 30, 2014 was $4,213,760 and represented 2.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2014 was $4,430,390 and represented 2.9% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[9]	Municipal Lease Security. The total value of such securities as of June 30, 2014 was $1,125,406 and represented 0.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[10]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.
JUNE 30, 2014	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit Tax-Free Income Fund (Continued)

A summary of the levels for the Fund’s investments as of June 30, 2014 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)

Municipal Bonds	—	139,163,237	—	139,163,237
Closed-End Mutual Funds	9,095,343	—	—	9,095,343
Short-Term Securities	7,568,753	—	—	7,568,753

Total:	16,664,096	139,163,237	—	155,827,333

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
18

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit Minnesota Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Municipal Bonds - 88.7%
Education/Student Loan - 10.7%
295,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/27	302,944
275,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/32	278,036
1,035,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/43	1,022,477
1,070,000	Brooklyn Park Lease Rev. (Prairie Seeds Academy Proj.)	8.00	3/1/20	1,162,876
1,280,000	Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	5.13	7/1/33	1,299,827
2,500,000	Duluth Hsg. & Redev. Auth. Lease Rev. (Edison Academy)	5.00	11/1/21	2,632,850
400,000	Forest Lake Charter School Lease Rev. (Lake International Language Academy)	4.50	8/1/26	405,496
500,000	Forest Lake Charter School Lease Rev. (Lake International Language Academy)	5.50	8/1/36	527,700
6,237,847	Intermediate School District 287 Lease Rev.	5.30	11/1/32	6,306,962
1,000,000	Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.)	6.25	3/1/21	1,001,510
600,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/22	621,588
160,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/23	165,238
1,000,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/37	1,022,270
956,901	MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	4.49	10/1/16	973,111
400,000	MN Higher Education Fac. Auth. Rev. (College of St. Scholastica Inc.)	4.00	12/1/32	371,804
750,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/32	829,650
1,000,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/40	1,094,460
1,000,000	MN Higher Education Fac. Auth. Rev. (Macalester College)	3.00	5/1/32	954,350
500,000	MN Higher Education Fac. Auth. Rev. (Macalester College)	3.25	5/1/36	470,350
750,000	MN Higher Education Fac. Auth. Rev. (Macalester College-Seven-I)	5.00	6/1/35	830,355
1,400,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	5.00	12/1/27	1,459,290
1,800,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	6.30	12/1/40	2,014,722
1,250,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	6.00	10/1/25	1,368,988
664,369	Olmsted Co. Hsg. & Redev. Auth. (Schaeffer Academy Proj.)	4.98	4/25/27	632,386
385,000	Ramsey Lease Rev. (Pact Charter School Proj.)	5.00	12/1/26	400,215
1,150,000	Ramsey Lease Rev. (Pact Charter School Proj.)	5.50	12/1/33	1,207,017
1,150,000	St Paul Hsg & Redev Auth. (St. Paul Conservatory for Performing Artists)	4.63	3/1/43	1,086,278
1,250,000	St Paul Hsg & Redev. Auth. (Higher Ground Academy Proj.)	4.25	12/1/23	1,261,425
1,000,000	St Paul Hsg & Redev. Auth. (Higher Ground Academy Proj.)	5.00	12/1/33	1,012,990
2,000,000	St Paul Hsg. & Redev. Auth. (Community of Peace Academy Proj.)	5.00	12/1/36	2,008,060
535,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	4.00	7/1/23	511,556
855,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	5.00	7/1/33	829,495
500,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	5.00	7/1/44	462,780
540,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong Academy Proj.)	5.50	9/1/18	552,053
295,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	4.75	9/1/22	302,410
500,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	5.00	9/1/27	501,630
850,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Nova Classical Academy Proj.)	5.70	9/1/21	913,470
1,610,000	Victoria Private School Fac. Rev. (Holy Family Catholic High)	4.00	9/1/23	1,594,077
215,000	Woodbury Charter School Lease Rev. (MSA Building)	5.00	12/1/27	225,066
225,000	Woodbury Charter School Lease Rev. (MSA Building)	5.00	12/1/32	231,214

				40,848,976

See accompanying notes to schedule of investments.
JUNE 30, 2014	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Escrowed To Maturity/Prerefunded - 1.5%
1,000,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	6.75	1/1/24	1,090,920
1,000,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	7.25	1/1/29	1,098,380
3,475,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.25	9/1/34	3,536,577

				5,725,877

General Obligation - 1.7%
1,000,000	Bemidji Sales Tax G.O.	5.00	2/1/34	1,101,730
1,350,000	Bemidji Sales Tax G.O.	6.00	2/1/41	1,578,947
550,000	Brooklyn Center Independent School District No 286 (NATL-RE Insured)	4.50	2/1/31	570,730
500,000	Buffalo Water & Sewer Capital Appreciation G.O. [6]	5.07	10/1/25	286,090
500,000	Buffalo Water & Sewer Capital Appreciation G.O. [6]	5.12	10/1/26	270,515
650,000	Dakota Co. Community Dev. Agy. Sr. Hsg. Facs. G.O.	5.00	1/1/26	721,026
1,000,000	Puerto Rico Public Improvement G.O. [11]	6.00	7/1/28	741,370
480,000	Watkins G.O.	4.00	1/1/34	474,230
735,000	Watkins G.O.	4.00	1/1/38	708,915

				6,453,553

Hospital/Health Care - 13.7%
4,025,000	Breckenridge Rev. (Catholic Health Initiatives Proj.)	5.00	5/1/30	4,039,168
275,000	Carlton Health Care & Hsg. Fac. Rev. Ref. (Faith Care Center Proj.)	5.20	4/1/16	284,061
365,000	Cold Spring Health Care Facs. Rev. (Assumption Home, Inc. Proj.)	7.25	3/1/23	395,123
1,550,000	Douglas Co. Gross Health Care Facs. Rev. (Douglas Co. Hospital Proj.)	6.00	7/1/28	1,651,820
2,000,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	4.75	6/15/22	2,142,160
1,600,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	5.75	6/15/32	1,714,272
2,000,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	6.00	6/15/39	2,153,040
1,000,000	Fergus Falls Health Care & Hsg. Fac. Rev. (Lake Region Healthcare Proj.)	5.15	8/1/35	1,018,210
1,860,000	Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	4.00	4/1/31	1,866,064
1,350,000	Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	5.38	8/1/34	1,338,066
500,000	Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	5.75	2/1/44	497,505
780,000	Maple Grove Health Care Fac. Rev. (North Memorial Health Care Proj.)	5.00	9/1/29	788,783
1,200,000	Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	5.25	5/1/25	1,249,692
255,000	Minneapolis Health Care Fac. Rev. (Augustana Chapel View Homes Proj.)	5.00	6/1/15	255,592
270,000	Minneapolis Health Care Fac. Rev. (Augustana Chapel View Homes Proj.)	5.10	6/1/16	270,583
105,000	Minneapolis Pooled Rev. (Care Choice Member Proj.)	5.75	4/1/19	105,045
1,705,000	Minneapolis Rev. Ref. (Walker Campus)	4.50	11/15/20	1,795,621
10,000	MN Agricultural & Economic Dev. Board Rev. (Fairview Health Care System Proj.)	6.38	11/15/22	10,045
130,000	MN Agricultural & Economic Dev. Board Rev. (Fairview Health Care System Proj.)	6.38	11/15/29	130,579
550,000	Moorhead Economic Dev. Auth. Rev.	4.60	9/1/25	540,694
1,500,000	Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	5.50	8/1/28	1,584,435
1,000,000	Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	6.00	8/1/36	1,064,740
575,000	Owatonna Senior Hsg. Rev. (Senior Living Proj.)	5.80	10/1/29	584,390
1,500,000	Rochester Health Care Facs. Rev. (Olmsted Medical Center Proj.)	5.88	7/1/30	1,670,760
325,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/29	360,812
850,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/34	927,087
1,225,000	St. Cloud Health Care Rev. (CentraCare Health System Proj.) (Assured Guaranty)	5.50	5/1/39	1,338,202
4,240,000	St. Cloud Health Care Rev. (CentraCare Health System)	5.00	5/1/25	4,368,896
2,000,000	St. Louis Park Health Care Facs. Rev. (Park Nicollet Health Proj.)	5.50	7/1/29	2,193,660
350,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Gillette Childrens Specialty Proj.)	5.00	2/1/20	350,969
4,200,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	5.25	5/15/36	4,333,980
525,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	4.25	11/1/25	517,771
750,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	4.75	11/1/31	737,775

See accompanying notes to schedule of investments.
20

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
260,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	5.00	5/1/33	261,089
2,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	5.00	5/1/38	1,977,900
2,269,792	St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	5.63	10/1/33	2,311,670
2,500,000	Stillwater Health Care Rev. (Health System Obligation Proj.)	5.00	6/1/25	2,531,575
525,000	West St. Paul Health Care (Walker Thompson Hill)	6.75	9/1/31	555,702
1,300,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.)	6.00	9/1/25	1,323,647
1,250,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.)	6.50	9/1/34	1,271,087

				52,512,270

Industrial/Pollution Control - 0.4%
1,020,000	St. Paul Port Auth. Solid Waste Disposal Rev. (Ecullet Proj.) 2, [5]	6.25	11/1/15	783,391
1,000,000	St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) [8]	4.50	10/1/37	917,480

				1,700,871

Insured - 3.6%
500,000	Guam Power Auth. Rev. (AGM Insured) [11]	5.00	10/1/30	554,465
2,010,000	Minneapolis & St. Paul Metro Airport Commission Sub. Ref. (NATL-RE FGIC Insured)	5.00	1/1/22	2,055,366
1,750,000	Minneapolis & St. Paul Metro Airport Commission Sub. Ref. (NATL-RE FGIC Insured)	5.00	1/1/25	1,922,603
2,750,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev. (NATL-RE FGIC Insured)	5.00	1/1/22	3,032,013
1,025,000	Minneapolis Health Care Facs. Rev. (Fairview Health Svcs.) (Assured Guaranty)	6.50	11/15/38	1,202,592
350,000	MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	4.00	3/1/22	353,147
600,000	Puerto Rico Public Improvement G.O. (AGM Insured) [11]	5.13	7/1/30	597,732
1,000,000	Puerto Rico Public Improvement G.O. (AGM Insured) [11]	5.25	7/1/20	1,076,900
1,000,000	Puerto Rico Public Improvement G.O. (Assured Guaranty) [11]	1.98	7/1/20	934,390
1,690,000	St. Paul Hsg. & Redev. Sales Tax Rev. Ref. (Civic Center) (AGM Insured)	7.10	11/1/23	1,877,201

				13,606,409

Multifamily Mortgage - 20.9%
785,000	Anoka Co. Hsg. & Redev. Rev. (Recovery Zone Fac.-Park River Estates)	6.50	11/1/25	805,190
250,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	6/1/21	260,363
300,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	12/1/21	311,361
375,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	6/1/22	391,215
385,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	12/1/22	400,770
1,000,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	6.00	12/1/30	1,042,180
895,000	Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	6.00	1/1/27	940,851
750,000	Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	6.00	8/1/33	799,680
1,000,000	Cloquet Hsg. Fac. Ref. (HADC Cloquet LLC Proj.)	5.00	8/1/38	1,007,670
205,000	Columbia Heights Multifamily & Health Care Fac. Rev. (Crest View Corp Proj.)	5.30	7/1/17	207,259
2,360,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	5.00	12/1/31	2,363,115
3,680,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	6.00	12/1/46	3,689,274
2,500,000	Crystal Multifamily Hsg. Rev. (Cavanagh Proj.)	5.25	6/1/31	2,503,100
1,345,000	Deephaven Hsg. & Healthcare Rev. (St. Therese Senior Living Proj.)	5.00	4/1/38	1,294,253
250,000	Inver Grove Heights Nursing Home Rev. Ref. (Presbyterian Homes)	5.38	10/1/26	250,485
1,315,000	Maplewood Multifamily Hsg. Rev. (Park Edge Apartments Proj.) [8]	6.50	5/1/29	1,315,250
2,765,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	4.75	1/20/42	2,767,627
680,000	Minneapolis Hsg. Rev. (Keeler Apartments Proj.)	5.00	10/1/37	648,489
375,000	Minneapolis Multifamily Hsg. Rev. (Blaisdell Apartments Proj.) [8]	5.10	4/1/17	374,059
290,000	Minneapolis Multifamily Hsg. Rev. (Gaar Scott Loft Proj.) (LOC U.S. Bank) 1, [8]	5.95	5/1/30	291,009
1,015,000	Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	5.75	7/15/31	1,067,547
100,000	Minneapolis Multifamily Hsg. Rev. (Seward Towers Proj.) (GNMA Collateralized)	5.00	5/20/36	101,324
880,000	Minnetonka Multifamily Hsg. Rev. Ref. (Archer Heights Apartments Proj.) (GNMA Collateralized) [8]	5.20	1/20/18	882,156
1,750,000	MN Hsg. Fin. Agy. Rental Hsg. [8]	5.10	8/1/47	1,759,083
1,000,000	MN Hsg. Fin. Agy. Rental Hsg.	5.20	8/1/43	1,056,280

See accompanying notes to schedule of investments.
JUNE 30, 2014	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
250,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured)	5.05	8/1/31	267,260
2,560,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured)	5.25	8/1/40	2,714,240
1,660,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured)	5.45	8/1/41	1,803,341
1,105,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GO of AGY. Insured) [8]	5.00	7/1/21	1,148,990
280,000	Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	4.65	9/1/26	274,929
210,000	Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	4.70	9/1/27	205,865
1,000,000	Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	5.00	9/1/32	952,870
250,000	Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	5.13	9/1/37	234,905
1,390,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	5.63	10/1/17	1,496,835
1,000,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	6.00	10/1/33	1,048,450
1,000,000	Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	6.00	8/1/25	1,071,350
1,000,000	Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	6.25	8/1/33	1,065,820
875,000	Oakdale Rev. (Sr. Hsg. Oak Meadows Proj.)	5.00	4/1/34	861,980
220,000	Richfield Sr. Hsg. Rev. Ref. (Richfield Sr. Hsg., Inc. Proj.)	5.00	12/1/15	224,646
430,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.25	12/1/17	466,821
455,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.50	12/1/18	503,130
475,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.75	12/1/19	534,313
2,500,000	Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	6.50	12/1/35	2,653,425
4,000,000	Rochester Multifamily Hsg. Rev. (Essex Place Apartments Proj.) (FHLMC)	3.75	6/1/29	4,104,800
2,200,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	4.00	9/1/20	2,247,388
1,135,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.25	9/1/27	1,172,977
100,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.25	9/1/30	101,619
2,150,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.30	9/1/37	2,160,384
1,705,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	5.13	1/1/39	1,662,051
250,000	St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	5.75	12/1/28	262,787
2,000,000	St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	6.00	12/1/30	2,105,700
240,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	2/1/22	248,026
275,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	8/1/22	283,635
175,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	2/1/24	180,588
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	8/1/24	154,572
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.50	2/1/25	154,812
3,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	6.25	8/1/30	3,190,440
1,285,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.20	11/1/22	1,296,706
1,000,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.30	11/1/30	1,002,340
2,590,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.38	5/1/43	2,591,424
4,870,000	St. Paul Hsg. & Redev. Auth. Multifamily Rev. Ref. (Univ. & Dale Proj.) (GNMA Collateralized) [8]	4.82	7/20/46	4,888,555
1,265,000	St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	5.70	8/1/36	1,271,591
275,000	Stillwater Multifamily Hsg. Rev. (Orleans Homes LP Proj.) [8]	5.00	2/1/17	282,444
730,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.20	5/1/25	793,123
790,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.25	11/1/26	855,491
1,250,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.50	11/1/32	1,341,962
800,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.75	11/1/39	861,496
2,610,000	Willmar Hsg. & Redev. Auth. Multifamily Rev. (Eagle Ridge Apartments)	4.63	4/1/30	2,520,555

				79,794,226

Municipal Lease [9] - 4.1%
500,000	Anoka Co. Hsg. & Redev. Rev.	5.63	5/1/22	537,045
500,000	Anoka Co. Hsg. & Redev. Rev.	6.63	5/1/30	534,390
500,000	Anoka Co. Hsg. & Redev. Rev.	6.88	5/1/40	533,875
1,160,546	Carver Scott Co. Lease Purchase Agreement	5.00	8/4/20	1,171,421
3,000,000	MN General Fund Rev. (Appropriation)	3.00	3/1/30	2,937,330
4,000,000	MN General Fund Rev. (Appropriation)	4.00	3/1/26	4,345,040
2,000,000	MN Hsg. Fin. Agy. Non-Profit Hsg. Rev. (St. Appropriation)	5.00	8/1/31	2,182,840

See accompanying notes to schedule of investments.
22

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
1,270,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.13	10/1/20	1,301,572
400,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.25	10/1/25	406,196
340,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.38	10/1/30	346,259
500,000	Washington County Housing & Redevelopment Authority	5.50	2/1/32	501,185
1,059,034	Winona School District 861 Lease Purchase	6.04	8/1/24	1,060,463

				15,857,616

Other Revenue Bonds - 7.9%
765,000	Bloomington Port Auth. Recovery Zone Fac. Rev. (Radisson Blu MOA LLC)	6.25	12/1/16	766,813
510,000	Columbia Heights Economic Dev. Auth. Tax Increment Rev. (Huset Park Area Redev.)	5.20	2/15/22	511,958
588,345	Crystal Governmental Fac. Rev.	5.10	12/15/26	654,916
475,000	Minneapolis Community Dev. Agy. Limited Tax Common Bond Fund (Discount Steel) [8]	5.25	6/1/19	479,935
1,500,000	Minneapolis National Marrow Donor Program Rev.	4.88	8/1/25	1,553,460
400,000	Minneapolis Tax Increment Rev. (Grant Park Proj.)	5.35	2/1/30	400,076
155,000	Minneapolis Tax Increment Rev. Ref. (East River/Unocal Site Proj.)	5.10	2/1/17	157,719
240,000	Minneapolis Tax Increment Rev. Ref. (East River/Unocal Site Proj.)	5.20	2/1/21	242,222
1,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.00	12/1/40	1,130,320
2,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.25	12/1/30	2,350,120
1,175,000	Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	5.00	2/15/27	1,176,175
1,000,000	St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	5.00	2/1/23	1,029,320
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	4.75	12/1/26	529,075
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	5.00	12/1/32	524,010
1,000,000	St. Paul Hsg. & Redev. Auth. Rev. (Ordway Center Performing Arts Proj.)	2.20	7/1/18	1,000,100
1,100,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	6.38	2/15/28	1,100,396
880,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	6.75	3/1/28	880,950
745,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	6.50	3/1/29	778,220
1,027,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.00	2/15/28	1,028,140
866,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.50	2/15/28	866,961
175,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/19	182,453
180,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/19	188,406
185,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/20	192,481
220,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/20	229,588
225,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/21	233,507
1,000,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/26	1,032,720
930,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/29	954,357
3,875,000	St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	5.00	8/1/36	3,887,749
3,000,000	St. Paul Port Auth. Rev. (Amherst H. Wilder Foundation)	5.00	12/1/36	3,224,490
715,000	St. Paul Recreational Facs. Gross Rev. (Highland National Proj.)	5.00	10/1/25	754,268
2,000,000	Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	5.00	10/1/42	2,113,340

				30,154,245

Public Facilities - 0.3%
1,075,000	St. Paul Hsg. & Redev. Auth. Parking Rev. (Smith Ave. Proj.)	5.00	8/1/35	1,136,759

Sales Tax Revenue - 1.7%
1,300,000	Guam Govt. Business Privilege Tax Rev. [11]	5.25	1/1/36	1,366,573
2,000,000	Hennepin Co. Sales Tax Rev.	4.75	12/15/37	2,196,620
900,000	Puerto Rico Sales Tax Financing Corp. Rev. [11]	5.00	8/1/26	774,558
520,000	Puerto Rico Sales Tax Financing Corp. Rev. [11]	5.50	8/1/37	411,393
500,000	Puerto Rico Sales Tax Financing Corp. Rev. [11]	5.75	8/1/37	406,950
500,000	Puerto Rico Sales Tax Financing Corp. Rev. [11]	6.00	8/1/39	422,145
1,500,000	Puerto Rico Sales Tax Financing Corp. Rev. 6, [11]	6.25	8/1/33	883,635

				6,461,874

See accompanying notes to schedule of investments.
JUNE 30, 2014	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Single Family Mortgage - 15.8%
1,605,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	4.45	12/1/32	1,706,051
895,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.63	12/1/30	944,467
1,080,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.88	12/1/33	1,152,522
269,002	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.13	12/1/40	271,130
91,664	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.15	12/1/38	94,722
543,292	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.30	12/1/39	547,660
890,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	4.45	12/1/27	948,865
36,509	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	5.00	12/1/38	36,788
40,260	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	5.70	4/1/27	41,940
88,139	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	5.10	4/1/27	88,641
576,740	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.25	12/1/40	596,026
278,110	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	5.45	4/1/27	294,385
160,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.52	3/1/41	170,917
5,450,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA)	4.40	7/1/32	5,759,996
5,080,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4.45	7/1/31	5,095,951
2,765,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4.70	1/1/31	2,976,605
2,805,000	MN Hsg. Fin. Agy. Residental Hsg. Rev.	3.60	7/1/33	2,829,600
6,540,000	MN Hsg. Fin. Agy. Residental Hsg. Rev.	3.80	7/1/38	6,582,575
5,300,000	MN Hsg. Fin. Agy. Residental Hsg. Rev.	3.90	7/1/43	5,342,029
495,000	MN Hsg. Fin. Agy. Residental Hsg. Rev. (GO of AGY. Insured) [8]	4.75	7/1/26	499,658
210,000	MN Hsg. Fin. Agy. Residental Hsg. Rev. (GO of AGY. Insured) [8]	5.10	7/1/31	212,237
1,690,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. [8]	4.65	7/1/22	1,744,165
4,645,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	4,891,789
2,415,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GO of AGY. Insured)	3.63	7/1/25	2,494,429
3,140,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GO of AGY. Insured)	3.90	7/1/30	3,088,504
1,855,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GO of AGY. Insured) [8]	5.10	7/1/38	1,922,299
650,000	MN Hsg. Fin. Agy. Rev. (GNMA-FNMA Collateralized)	5.00	1/1/31	700,050
215,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	4.90	7/1/29	227,833
545,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.00	7/1/38	559,906
1,595,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.05	7/1/34	1,688,690
260,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. [8]	5.10	7/1/20	260,465
130,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.20	1/1/23	137,142
410,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.90	7/1/28	426,388
690,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	4.75	7/1/27	703,393
1,965,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	4.80	7/1/26	1,996,754
35,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.00	1/1/37	35,548
1,175,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.15	7/1/28	1,214,057
1,135,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.25	7/1/33	1,164,748
405,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.50	7/1/28	415,125
445,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.65	7/1/33	465,252

				60,329,302

Transportation - 1.2%
500,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/31	552,585
3,500,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev. (AMBAC Insured) [8]	5.00	1/1/25	3,573,605
400,000	MN Valley Transit Auth. Proj. Rev.	4.50	6/1/26	422,452

				4,548,642

See accompanying notes to schedule of investments.
24

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit Minnesota Tax-Free Income Fund (Continued)

Quantity/ Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Utility - 5.2%
1,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/25	1,122,910
1,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	1,095,880
50,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/34	50,541
1,465,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/35	1,526,633
2,000,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/24	2,023,740
700,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/27	777,595
1,000,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/35	1,096,870
500,000	North Branch Electric System Rev.	5.75	8/1/28	524,585
695,000	Northern Municipal Power Agy. Electric Rev.	5.00	1/1/31	777,059
500,000	Puerto Rico Aqueduct & Sewer Auth. Rev. [11]	5.75	7/1/37	337,510
1,000,000	Puerto Rico Electric Power Auth. Rev. [11]	7.25	7/1/30	462,500
1,250,000	Puerto Rico Electric Power Auth. Rev. Ref. 1, [11]	0.84	7/1/25	512,362
2,000,000	Southern MN Power Agy. Power Supply System Rev.	5.25	1/1/30	2,166,300
1,000,000	St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	5.45	8/1/28	1,000,920
2,180,000	Virgin Islands Water & Power Auth. Water System Rev. Ref. [11]	5.50	7/1/17	2,187,281
2,000,000	Western MN Municipal Power Agy. Rev.	3.00	1/1/28	1,980,340
1,000,000	Western MN Municipal Power Agy. Rev.	5.00	1/1/31	1,152,690
1,000,000	Western MN Municipal Power Agy. Rev.	5.00	1/1/36	1,126,400

				19,922,116

Total Municipal Bonds (cost: $330,623,153)				339,052,736

Closed-End Mutual Funds - 1.6%
293,300	Delaware Investments Minnesota Municipal Income Fund II (VMM)			4,150,195
43,696	First American Minnesota Municipal Income Fund II (MXN)			665,490
83,329	MN Municipal Income Portfolio (MXA)			1,383,261

Total Closed-End Mutual Funds (cost: $6,179,896)				6,198,946

Total Investments in Securities - 90.3% (cost: $336,803,049)				345,251,682
Other Assets and Liabilities, net - 9.7%				36,969,847

Total Net Assets - 100.0%				$382,221,529

[1]	Variable rate security. Rate disclosed is as of June 30, 2014.

[2]	Security considered illiquid by the Investment Adviser. The total value of such security as of June 30, 2014 was $783,391 and represented 0.2% of net assets.

[5]	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such security as of June 30, 2014 was $783,391 and represented 0.2% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[8]	Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At June 30, 2014, 8.7% of net assets in the Fund was invested in such securities.

[9]	Municipal Lease Security. The total value of such securities as of June 30, 2014 was $15,857,616 and represented 4.1% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]	The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of June 30, 2014 was $13,783,104 and represented 3.6% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.
JUNE 30, 2014	25

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2014

Sit Minnesota Tax-Free Income Fund (Continued)

A summary of the levels for the Fund’s investments as of June 30, 2014 is as follows (see notes to Schedule of Investments):

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)

Municipal Bonds	—	339,052,736	—	339,052,736
Closed-End Mutual Funds	6,198,946	—	—	6,198,946

Total:	6,198,946	339,052,736	—	345,251,682

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
26

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

June 30, 2014

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing sources. Consistent with the Funds’ valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

Derivative Instruments

The Funds apply derivative instrument disclosure standards in order to enable investors to understand how and why the Funds use derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s financial statements.

To hedge interest rate risk, the Quality Income Fund entered into futures contracts and wrote call options on these future contracts traded on a U.S. exchange. Risks of entering into futures contracts and writing options include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

Upon entering into a futures contract, the Quality Income Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expired. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

27

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

June 30, 2014 (Continued)

During the three months ended June 30, 2014, the average volume of derivative activity was as follows:

	Average Cost	Average Premium Received	Average Notional Amount
Quality Income Fund
Purchased Put Options	$4,987	$2,813	$15,000
Written Call Options	3,950	5,860	12,500
Treasury Futures	—	—	64,775,313

The number of open option contracts outstanding as of June 30, 2014 also serve as indicators of the volume of activity for the Fund throughout the period.

Balance Sheet - Values of derivatives as of June 30, 2014.

	Asset Derivatives Value	Liability Derivatives Value

Interest rate risk:
Quality Income Fund
Purchased Put Options	$5,625	—
Written Call Options	—	$11,719
Treasury Futures	68,662	—

Transactions in written options for Quality Income Fund for the three months ended June 30, 2014 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2014	—	—
Call options written	160	$106,390
Call options closed	(135)	(98,491)

Outstanding, June 30, 2014	25	$7,899

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

JUNE 30, 2014	28

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

June 30, 2014 (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The fair value of the Funds’ bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Funds’ investments as of June 30, 2014 is included with the Funds’ schedule of investments.

At June 30, 2014, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis

Quality Income	$358,955	($109,904)	$249,051	$102,075,549
Tax-Free Income	7,101,738	(20,681,960)	(13,580,222)	169,407,555
Minnesota Tax-Free Income	12,485,304	(4,036,671)	8,448,633	336,803,049

29

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds II, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	August 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	August 11, 2014

By:	/s/ Roger J. Sit

Roger J. Sit

President

Date:	August 11, 2014